Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2013
Property, Plant and Equipment:

Note 7.          Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2013
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(490,567)	35,796
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(689,202)	$19,185,634

		Accumulated
	Cost	Depreciation	Net
December 31, 2012
Machinery and equipment	$18,985,828	$-	$18,985,828
Furniture and office equipment	526,363	(485,409)	40,954
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
Mineral property	150,010	-	150,010
	$19,874,836	$(684,044)	$19,190,792